Fair Value Measurements - Purchases, Sales, Issuances and Settlements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Funds withheld payable under reinsurance treaties
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	$ 0	$ 0
Sales	0	0
Issuances	(468)	(760)
Settlements	454	741
Total	(14)	(19)
Policy loans
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	0	0
Sales	0	0
Issuances	261	271
Settlements	(246)	(401)
Total	$ 15	$ (130)